LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 364.6	$ 241.0
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	64.2
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	55.3
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	45.9
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	36.1
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	101.0
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 62.1